Share capital	12 Months Ended
Dec. 31, 2018
Share capital
Share capital

18. Share capital

	2018	2017	2016
	(Euro, in thousands)
On January 1	€233,414	€223,928	€185,399
Share capital increase	19,090	25,323	38,798
Costs of capital increase	(15,964)	(15,837)	(269)
Share capital on December 31,	€236,540	€233,414	€223,928

Aggregate share capital	€294,600	€275,510	€250,187
Costs of capital increase (accumulated)	(58,060)	(42,096)	(26,259)
Share capital on December 31,	€236,540	€233,414	€223,928

Costs of capital increases are netted against the proceeds of capital increases, in accordance with IAS 32—Financial instruments: disclosure and presentation.

HISTORY OF SHARE CAPITAL

The history of the share capital of Galapagos NV between January 1, 2016 and December 31, 2018 is as follows:

Date	Share capital increase new shares (in thousands €)	Share capital increase warrants (in thousands €)	Number of shares issued (in thousands of shares)	Aggregate number of shares after transaction (in thousands of shares)	Aggregate share capital after transaction (in thousands €)
January 1, 2016				39,075	€211,390
January 19, 2016	€36,575		6,761
April 1, 2016		€668	132
May 19, 2016		762	141
September 19, 2016		326	60
November 28, 2016		467	86
December 31, 2016				46,256	250,187
April 6, 2017		1,337	247
April 21, 2017	23,331		4,313
June 20, 2017		281	52
September 21, 2017		152	28
November 23, 2017		222	41
December 31, 2017				50,937	275,510
March 20, 2018		1,613	298
June 20, 2018		556	103
September 17, 2018	16,021		2,961
October 3, 2018		733	135
November 23, 2018		167	31
December 31, 2018				54,466	€294,600

On December 31, 2018, Galapagos NV’s share capital amounted to €294,600 thousand, represented by 54,465,421 shares. All shares were issued, fully paid up and of the same class.

All of the share issuances listed above were for cash consideration.

The below table summarizes the capital increases for the years 2016, 2017 and 2018.

(Euro, in thousands, except share data)	Number of shares	Share capital	Share premium	Share capital and share premium	Average exercise price warrants	Closing share price on date of capital increase
					( in Euro/ warrant)	( in Euro/ share)
On January 1, 2016	39,076,342	€185,399	€357,402	€542,801

January 19, 2016 : share subscription from Gilead
Ordinary shares (fully paid)	6,760,701	36,575	355,546	392,121		48.26
Derecognition of financial asset from share subscription agreement			(65,850)	(65,850)
Capital increase expenses (fully paid)		(269)		(269)
Total share subscription by Gilead	6,760,701	36,306	289,696	326,002

April 1, 2016 : exercise of warrants	131,695	668	741	1,409	10.70	36.64

May 19, 2016 : exercise of warrants	140,770	762	715	1,476	10.49	45.41

September 19, 2016 : exercise of warrants	60,320	326	277	603	10.00	58.62

November 28, 2016 : exercise of warrants	86,250	467	305	772	8.94	55.73

On January 1, 2017	46,256,078	223,928	649,135	873,063

April 6, 2017 : exercise of warrants	247,070	1,337	2,697	4,034	16.33	84.60

April 21, 2017 : U.S. public offering
ADSs (fully paid)	4,312,500	23,331	340,593	363,924		81.34
Underwriter discounts and offering expenses (paid)		(15,790)		(15,790)
Offering expenses still to be paid at December 31, 2017		(47)		(47)
Total U.S. public offering	4,312,500	7,494	340,593	348,087

June 20, 2017 : exercise of warrants	52,030	281	350	632	12.14	70.66

September 21, 2017 : exercise of warrants	28,100	152	117	269	9.55	84.62

November 23, 2017 : exercise of warrants	41,000	222	132	354	8.63	77.53

On December 31, 2017	50,936,778	233,414	993,025	1,226,439

March 20, 2018 : exercise of warrants	298,184	1,613	2,311	3,924	13.16	83.72

June 20, 2018 : exercise of warrants	102,801	556	781	1,337	13.01	85.00

September 17, 2018 : U.S. public offering
ADSs (fully paid)	2,961,373	16,021	280,167	296,188
Underwriter discounts and offering expenses (paid)		(15,964)		(15,964)
Total U.S. public offering	2,961,373	57	280,167	280,224		99.68

October 3, 2018 : exercise of warrants	135,485	733	1,281	2,014	14.86	94.32

November 23, 2018 : exercise of warrants	30,800	167	215	382	12.40	88.90

On December 31, 2018	54,465,421	€236,540	€1,277,780	€1,514,320

Other information

	Ordinary shares	Total
Par value of shares (€)	5.41	5.41

The board of directors is authorized for a period of five years starting from the date of publication in the Annexes to the Belgian State Gazette of the shareholders’ resolution that granted the renewed authorization, being May 31, 2017, to increase the share capital of Galapagos NV within the framework of the authorized capital through contributions in kind or in cash, with limitation or cancellation of the shareholders’ preferential subscription rights. Said authorization can be renewed. The board of directors is currently not authorized to increase the share capital after notification by the FSMA (Financial Services and Markets Authority) of a public takeover bid on Galapagos NV’s shares.

The authorized capital as approved by the extraordinary shareholders’ meeting of April 25, 2017 amounted to €82,561.8 thousand. As of December 31, 2018, €22,703.7 thousand of the authorized capital was used, so that an amount of €59,858.1 thousand still remained available.